Share-based Payment Arrangements (Details) - Schedule of number of RSUs - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Number Of Rsus Abstract
Outstanding at January 1	2,610,000	3,390,000
Granted during the year	6,785,000	1,020,000
Forfeited during the year	(157,083)	(166,250)
Vested during the year	(1,380,000)	(1,633,750)
Outstanding at December 31	7,857,917	2,610,000